Credit risk (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of gross carrying amounts of loans to customers
	2019
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Loan receivables	-	-	765,034	765,034
Accrued interest	-	-	273,923	273,923
Gross loan receivables	-	-	1,038,957	1,038,957
Loss allowance	-	-	(423,773)	(423,773)
Carrying amount	-	-	615,184	615,184

	2018
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Loan receivables	24,100	101,150	698,520	823,770
Accrued interest	-	-	153,181	153,181
Gross loan receivables	24,100	101,150	851,701	976,951
Loss allowance	(3,919)	(20,498)	(372,880)	(397,297)
Carrying amount	20,181	80,652	478,821	579,654